Average Annual Total Returns - Class K - BLACKROCK BALANCED CAPITAL FUND, INC.	Jan. 28, 2021
RussellOneThousandIndex [Member]
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
60% Russell 1000® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.29%
5 Years	11.35%
10 Years	10.11%
Class K Shares
Average Annual Return:
1 Year	15.48%
5 Years	11.17%
10 Years	10.20%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.94%
5 Years	8.71%
10 Years	7.87%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.62%
5 Years	8.10%
10 Years	7.49%